SCHEDULES OF CONCENTRATION OF RISK BY RISK FACTOR (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025
Accounts Receivable [Member] | Customer A [Member]
Product Information [Line Items]
Concentration of credit risk	16.00%		(0.00%)	[1]
Accounts Receivable [Member] | Customer B [Member]
Product Information [Line Items]
Concentration of credit risk	13.00%		11.00%
Purchases [Member] | Supplier A [Member]
Product Information [Line Items]
Concentration of credit risk	20.00%		(0.00%)	[2]
Purchases [Member] | Supplier B [Member]
Product Information [Line Items]
Concentration of credit risk	12.00%			[2]
Purchases [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration of credit risk	10.00%		(0.00%)	[2]
Purchases [Member] | Supplier D [Member]
Product Information [Line Items]
Concentration of credit risk	(0.00%)	[2]	45.00%
Purchases [Member] | Supplier E [Member]
Product Information [Line Items]
Concentration of credit risk	(0.00%)	[2]	10.00%

[1]	Less than 10%
[2]	Less than 10%